Form N-1A Cover	Aug. 14, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
Entity Central Index Key	0001474103
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 14, 2026
Prospectus Date	Aug. 14, 2026